Share Capital Authorized - Summary of Issues and Outstanding (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, January 1	$ 504
Exercise of stock options	1	$ 1
Ending balance	505	504
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance, January 1	$ 504	$ 503
Balance, January 1 (Shares)	123,956,865	123,739,020
Exercise of stock options	$ 1	$ 1
Exercise of stock options (Shares)	186,314	217,845
Ending balance	$ 505	$ 504
Ending balance (Shares)	124,143,179	123,956,865